Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 264,563		$ 252,208	$ 180,254
Less: accumulated depreciation	(69,872)		(67,002)	(52,641)
Property, plant and equipment, net	194,691		185,206	127,613
Depreciation expense	3,900	$ 4,300	17,400	18,800	$ 18,200
Land
Property, Plant and Equipment, Net
Property, plant and equipment, gross	8,998		9,052	9,150
Building
Property, Plant and Equipment, Net
Property, plant and equipment, gross	44,364		44,425	43,895
Leasehold improvements
Property, Plant and Equipment, Net
Property, plant and equipment, gross	1,914		1,651	613
Plant equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	106,753		107,885	88,155
Vehicles and transportation equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	700		700	876
IT systems
Property, Plant and Equipment, Net
Property, plant and equipment, gross	3,396		3,053	2,453
Furniture and fixtures
Property, Plant and Equipment, Net
Property, plant and equipment, gross	3,624		3,529	2,746
Customer beverage equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	22,148		21,930	24,341
Lease right-of-use assets
Property, Plant and Equipment, Net
Property, plant and equipment, gross	36		36
Construction in progress and equipment deposits
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 72,630		$ 59,947	$ 8,025
Minimum | Building
Property, Plant and Equipment, Net
Useful life	10 years		10 years
Minimum | Plant equipment
Property, Plant and Equipment, Net
Useful life	3 years		3 years
Minimum | Vehicles and transportation equipment
Property, Plant and Equipment, Net
Useful life	3 years		3 years
Minimum | IT systems
Property, Plant and Equipment, Net
Useful life	3 years		3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment, Net
Useful life	3 years		3 years
Minimum | Customer beverage equipment
Property, Plant and Equipment, Net
Useful life	3 years		3 years
Maximum | Building
Property, Plant and Equipment, Net
Useful life	40 years		40 years
Maximum | Plant equipment
Property, Plant and Equipment, Net
Useful life	15 years		15 years
Maximum | Vehicles and transportation equipment
Property, Plant and Equipment, Net
Useful life	5 years		5 years
Maximum | IT systems
Property, Plant and Equipment, Net
Useful life	7 years		7 years
Maximum | Furniture and fixtures
Property, Plant and Equipment, Net
Useful life	10 years		10 years
Maximum | Customer beverage equipment
Property, Plant and Equipment, Net
Useful life	5 years		5 years